Gross Realized Gains and Gross Realized Losses from Sales of Available for Sale Debt Securities and Dividends and Interest on Such Securities (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Schedule of Available-for-sale Securities [Line Items]
Gross realized gains on sale	₨ 3,592.4	$ 43.1	₨ 259.1	₨ 18,604.5
Gross realized losses on sale	(2,765.7)	(33.2)	(979.4)	(1,858.7)
Realized gains/ (losses), net	826.7	9.9	(720.3)	16,745.8
Dividends and interest	516,550.0	6,198.1	304,566.7	240,943.0
Total	₨ 517,376.7	$ 6,208.0	₨ 303,846.4	₨ 257,688.8